Significant Accounting Policies - Financing Receivables (Details)	12 Months Ended
	Dec. 31, 2022 segment item	Dec. 31, 2021 segment item
Financing receivables
Number of portfolio segments | segment	2	2
Number of classes of financing receivable | item	3	3
Client Financing Receivables
Financing receivables
Period after which financing receivables become past due	90 days
Maximum
Financing receivables
Reasonable and supportable economic forecast duration	2 years